FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about aging of trade receivables (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 28,791	$ 44,983
Less: Expected credit losses and reserve for product returns and price adjustments	(1,334)	(1,121)
Net trade receivables	27,457	43,862
0-60 days
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	22,946	42,961
61-120 days
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 5,845	$ 2,022